Income Tax - Schedule of Reconciliation the Statutory and Effective Tax Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expense	$ (4,634)	$ (6,255)
Tax at Hong Kong statutory tax rate of 16.5%	(764)	(1,032)
Tax effect on non-assessable income	(1)	(1)
Tax effect on non-deductible expenses	6	4
Tax effect on deductible temporary differences	2	(3)
Tax effect on tax losses not recognized	292	112
Income tax expense
Cayman Islands [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of tax-exempt for the Company incorporated	459	920
Samoa [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of tax-exempt for the Company incorporated	1
British Virgin Islands [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of tax-exempt for the Company incorporated	$ 5